Offerings - Offering: 1	Dec. 23, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	1,394,230
Proposed Maximum Offering Price per Unit | $ / shares	2.69
Maximum Aggregate Offering Price	$ 3,750,478.70
Fee Rate	0.01381%
Amount of Registration Fee	$ 517.94
Offering Note

(1)	Amount to be registered consists of (i) 1,394,230 shares of the registrant’s common stock, par value $0.01 per share (“Common Stock”) issuable under the FiEE, Inc. 2025 Equity Incentive Plan (the “2025 Plan”) and (ii) such additional shares that may become issuable in accordance with the adjustment and anti-dilution provisions of the 2025 Plan.
(2)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional shares of Common Stock that may be offered or issued under the Plan as a result of stock splits, stock dividends or similar transactions.
(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share is calculated on the basis of $2.69, the average of the high and low price of the Common Stock as reported on the Nasdaq Stock Market on December 22, 2025, which is within five business days prior to filing of this Registration Statement.